SHAREHOLDERS' EQUITY (Effects of stock-based compensation in the statements of operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 26,291	$ 25,209	$ 18,286
Product [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	4,408	4,113	3,193
Service [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	3,099	2,900	1,753
Research and Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	11,129	11,179	7,736
Sales and Marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	5,280	4,864	3,437
General and Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 2,375	$ 2,153	$ 2,167